787 Seventh Avenue New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111
July 22, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7010
Re:	MedAssets, Inc. Registration Statement on Form S-4
Ladies and Gentleman:
On behalf of MedAssets, Inc. (the “Registrant”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) the Registrant’s Registration Statement on Form S-4 relating to its offer to exchange up to $325,000,000 in aggregate principal amount of registered 8.0% Senior Notes due 2018 of the Registrant for all outstanding 8.0% Senior Notes due 2018 of the Registrant.
The Registrant has sent $37,732.50 by wire transfer to the Commission’s account at US Bank in payment for the required registration fee.
Should members of the Commission’s staff have any questions or comments concerning the enclosed materials, please contact the undersigned at (212) 728-8747 or Morgan D. Elwyn at (212) 728-8981.
Very truly yours,
/s/ Manuel A. Miranda
Manuel A. Miranda
Enclosures
New York       Washington       Paris       London       Milan       Rome       Frankfurt       Brussels
in alliance with Dickson Minto W.S., London and Edinburgh